Commitments and Contingencies - Additional Information (Narrative) (Details)	3 Months Ended	12 Months Ended	36 Months Ended
	Mar. 31, 2015 USD ($) acquisition	Dec. 31, 2014 USD ($)	Dec. 31, 2014 USD ($) acquisition
Loss Contingencies [Line Items]
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals		$ 5,000,000	$ 5,000,000
Minimum possible ranges of losses in excess of any amounts accrued	$ 0	0	0
Maximum possible ranges of losses in excess of any amounts accrued	$ 105,000,000	95,000,000	$ 95,000,000
Number of Businesses Acquired | acquisition	3		3
Contingent consideration payable	$ 29,000,000
Clover Network, Inc
Loss Contingencies [Line Items]
Contingent consideration payable		29,000,000	$ 29,000,000
Patent infringement
Loss Contingencies [Line Items]
Minimum possible ranges of losses in excess of any amounts accrued	0	0	0
Maximum possible ranges of losses in excess of any amounts accrued	50,000,000	30,000,000	30,000,000
Merchant customer matters
Loss Contingencies [Line Items]
Minimum possible ranges of losses in excess of any amounts accrued	0	0	0
Maximum possible ranges of losses in excess of any amounts accrued	15,000,000	60,000,000	60,000,000
Other matters
Loss Contingencies [Line Items]
Minimum possible ranges of losses in excess of any amounts accrued	0	0	0
Maximum possible ranges of losses in excess of any amounts accrued	40,000,000	$ 5,000,000	5,000,000
Contingent consideration | Clover Network, Inc
Loss Contingencies [Line Items]
Business Acquisition Assumption Period for which Merchant Location will be Used		3 years
Letters of credit
Loss Contingencies [Line Items]
Letters of credit outstanding amount	$ 42,000,000	$ 43,000,000	$ 43,000,000
Line of Credit Facility Option Renewable Period		1 year